Intangible Assets, Net (Details) - Schedule of amortization expenses - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Amortization Expenses Abstract
2022	$ 424,747	$ 948,689
2023	103,761	872,550
2024	103,761	218,121
2025	103,761	218,121
2026	103,761	218,121
Thereafter	$ 207,522	647,792
Total		$ 3,123,394